Income taxes - Summary of reconciliation of changes in deferred tax asset (liability) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Net deferred tax asset as of January 1,	€ (4,932)	€ 966
Additions from business combinations		(340)
Recognized in other comprehensive income	26	130
Recognized in profit from continuing operations	22,789	(4,545)
Foreign currency translation adjustment	(550)	(1,143)
Net deferred tax asset (liability) as of December 31,	€ 17,333	€ (4,932)